CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Cash and cash equivalents	R$ 335,307	R$ 583,352
Restricted cash	3,227,536	1,560,088
Marketable Securities	10,426,370	6,408,104
Accounts Receivable, net	5,281,333	4,079,221
Contractual transmission assets	1,116,009	1,302,959
Financial assets - Concessions and Itaipu	5,927,964	6,013,891
Financing and loans	3,473,393	3,903,084
Dividends Receivables	299,899	219,895
Recoverable Taxes	1,474,662	1,216,261
Income tax and social contributions	2,382,899	2,420,165
Reimbursement rights	48,458	454,139
Inventory	471,824	380,292
Nuclear fuel inventory	538,827	510,638
Derivative financial instruments	140,543	182,760
Hydrological risk	13,590	81,301
Others	2,016,330	2,104,904
Total current assets excluding assets held for sale	37,174,944	31,421,054
Assets held for sale	3,543,519	15,424,359
TOTAL CURRENT ASSETS	40,718,463	46,845,413
LONG-TERM
Reimbursement rights	5,415,547	5,802,172
Financing and loans	10,803,423	9,971,857
Accounts Receivable	285,351	8,413
Marketable Securities	407,071	293,833
Nuclear fuel inventory	840,550	828,410
Recoverable taxes	420,370	265,805
Deferred income tax and social contribution	463,451	553,409
Guarantees and restricted deposits	6,891,416	5,788,905
Contractual transmission assets	13,744,276	13,268,837
Financial assets - Concessions and Itaipu	31,633,512	34,100,453
Derivative financial instruments	151,315	188,262
Advances for future capital increase	181,257	459,563
Hydrological risk	179,879	227,083
Decommissioning fund	1,222,393	897,847
Others	1,024,607	706,556
Total long term assets excluding investments, fixed assets and intangible assets	73,664,418	73,361,405
INVESTMENTS
Accounted for-by the equity method	27,055,929	26,536,198
Maintained at fair value	2,056,990	1,447,150
INVESTMENTS	29,112,919	27,983,348
FIXED ASSETS	33,315,874	32,370,392
INTANGIBLE ASSETS	655,041	649,650
TOTAL NON-CURRENT ASSETS	136,748,252	134,364,795
TOTAL ASSETS	177,466,715	181,210,208
CURRENT
Financing and loans	7,636,633	12,066,912
Debentures	78,527	36,073
Compulsory loan	15,156	15,659
Suppliers	3,095,469	3,360,550
Advances from clients	683,602	421,002
Taxes payable	1,575,658	1,277,051
Income tax and social contribution	2,532,732	2,953,072
Provisions for Onerous contracts	3,913	9,436
Shareholder remuneration	2,575,216	1,305,633
Payroll	1,331,257	1,395,985
Reimbursement obligations	1,796,753	1,250,619
Post-employment benefits	161,773	164,160
Provisions for litigation	1,031,488	931,364
Regulatory Fees	627,611	653,017
Leasing	219,484	152,122
Derivative financial instruments	683	962
Others	579,394	235,387
Total current liabilities excluding liabilities associated to assets held for sale	23,945,349	26,229,004
Liabilities associated to assets held for sale	1,692,708	10,294,967
TOTAL CURRENT LIABILITIES	25,638,057	36,523,971
NON-CURRENT
Financing and loans	34,303,730	42,305,886
Suppliers	18,143	16,555
Debentures	5,880,751	432,155
Advances from clients	369,262	448,881
Compulsory loan	470,600	477,459
Asset decomission obligation	3,129,379	2,620,128
Provisions for litigation	24,214,938	23,196,295
Post-employment benefits	4,353,406	2,894,949
Onerous contracts	361,934	715,942
Leasing	987,705	823,993
Concessions payable - Use of Public Property	68,555	64,144
Advances for future capital increase	50,246	3,873,412
Derivative financial instruments	5,000	25,459
Regulatory fees	730,303	721,536
Taxes payable	239,959	248,582
Deferred income tax and social contributions	3,978,754	8,315,386
Others	1,271,847	1,496,527
TOTAL NON-CURRENT LIABILITIES	80,434,512	88,677,289
EQUITY
Capital stock	31,305,331	31,305,331
Advances for future capital increase	7,751,940
Capital reserve	13,867,170	13,867,170
Profit reserves	23,887,181	15,887,829
Other accumulated comprehensive loss	(5,904,821)	(5,517,424)
Interest of controlling shareholders	70,906,801	55,542,906
Interest of non-controlling shareholders	487,345	466,042
TOTAL EQUITY	71,394,146	56,008,948
TOTAL LIABILITIES AND EQUITY	R$ 177,466,715	R$ 181,210,208